restructuring and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
restructuring and other costs
Goods and services purchased	$ 107	$ 209
Employee benefits expense	79	50
Total	186	259
Restructuring
restructuring and other costs
Goods and services purchased	62	160
Employee benefits expense	79	49
Total	141	209
Other
restructuring and other costs
Goods and services purchased	45	49
Employee benefits expense		1
Total	$ 45	$ 50